UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,224,450

		$1,224,450

Education — 4.3%
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,712,475
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,707,870

		$3,420,345

Electric Utilities — 8.3%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$533,110
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	450	463,410
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,095,440
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,126,220
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,163,310
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,279,740

		$6,661,230

Escrowed/Prerefunded — 8.0%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,923,050
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,460,030

		$6,383,080

General Obligations — 6.2%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$833,756
Paradise Valley Unified School District No. 69, 4.00%, 7/1/28	1,000	1,095,210
Tempe, 3.75%, 7/1/24	1,000	1,021,490
Tempe, 5.375%, 7/1/21	1,600	2,044,512

		$4,994,968

Health Care-Miscellaneous — 3.3%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,800,732
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	450	459,882
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,394

		$2,671,008

Hospital — 12.4%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,163,660
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,323,782
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	782,588
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,084,780

1

Security	Principal Amount (000’s omitted)	Value
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	$1,350	$1,429,204
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,602,815
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,519,020

		$9,905,849

Industrial Development Revenue — 0.7%
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$596,798

		$596,798

Insured-Electric Utilities — 2.6%
Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,234,880
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	811,282

		$2,046,162

Insured-Escrowed/Prerefunded — 2.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/25	$500	$515,825
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	1,000	1,160,040

		$1,675,865

Insured-General Obligations — 7.3%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,513,008
Goodyear, (NPFG), 3.00%, 7/1/26	630	645,460
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,713,744

		$5,872,212

Insured-Hospital — 1.6%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,299,073

		$1,299,073

Insured-Lease Revenue/Certificates of Participation — 2.5%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,980,770

		$1,980,770

Insured-Special Tax Revenue — 2.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$978,226
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	617,213
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,655	139,219
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	935	150,685

		$1,885,343

Insured-Transportation — 7.4%
Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,754,317
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	1,052,670
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,900	2,126,461

		$5,933,448

Insured-Water and Sewer — 1.6%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,256,309

		$1,256,309

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.2%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$931,140

		$931,140

Other Revenue — 3.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$1,268,079
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	304,434
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,158,940

		$2,731,453

Senior Living/Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$248,708

		$248,708

Special Tax Revenue — 16.8%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/30	$1,000	$1,133,920
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,159,490
Glendale, (Western Loop 101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,056,570
Glendale, (Western Loop 101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	264,143
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	303,458
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,491
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,200	1,319,520
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,000	1,053,170
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,212,025
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,293,870
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,143,510
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,153,550

		$13,424,717

Transportation — 4.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,466,770

		$3,466,770

Total Tax-Exempt Investments — 98.1% (identified cost $70,519,314)		$78,609,698

Other Assets, Less Liabilities — 1.9%		$1,482,262

Net Assets — 100.0%		$80,091,960

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

3

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 17.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,479,631.

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/12	38 U.S. 30-Year Treasury Bond	Short	$(5,690,134)	$(5,673,875)	$16,259

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $16,259.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,307,813

Gross unrealized appreciation	$8,977,135
Gross unrealized depreciation	(375,250)

Net unrealized appreciation	$8,601,885

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$78,609,698	$–	$78,609,698
Total Investments	$–	$78,609,698	$–	$78,609,698
Futures Contracts	$16,259	$–	$–	$16,259
Total	$16,259	$78,609,698	$–	$78,625,957

4

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,223,180
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,831,920

		$3,055,100

Education — 15.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$586,330
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,311,008
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,473,997
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,090,670
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,658,040
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,150,755
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,262,560
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,702,400
University of Connecticut, 5.00%, 2/15/21	1,315	1,590,282
University of Connecticut, 5.00%, 5/15/23	295	296,106
University of Connecticut, 5.00%, 2/15/28	875	1,047,375

		$18,169,523

Electric Utilities — 6.0%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$3,015	$3,286,833
Connecticut Development Authority, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,501,590
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,278,000
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	125	125,326

		$7,191,749

Escrowed/Prerefunded — 0.2%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$243,928

		$243,928

General Obligations — 17.7%
Bridgeport, 5.00%, 2/15/32	$660	$754,499
Connecticut, 4.875%, 11/1/20	1,475	1,753,096
Connecticut, 5.00%, 2/15/29	1,000	1,204,950
Danbury, 4.00%, 8/1/26	380	427,686
Danbury, 4.00%, 8/1/27	1,000	1,117,120
East Lyme, 4.00%, 7/15/22	350	413,917
East Lyme, 4.00%, 7/15/23	525	613,793
East Lyme, 4.25%, 7/15/24	250	295,835
East Lyme, 4.25%, 7/15/25	250	292,487
Fairfield, 4.25%, 7/15/26	250	273,488

1

Security	Principal Amount (000’s omitted)	Value
Fairfield, 5.00%, 1/1/23	$1,000	$1,291,230
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,335,989
North Haven, 5.00%, 7/15/23	1,475	1,910,538
North Haven, 5.00%, 7/15/25	1,490	1,968,454
Norwalk, 4.00%, 7/1/26	1,975	2,260,782
Norwalk, 4.00%, 7/15/27	1,000	1,128,530
Redding, 5.50%, 10/15/18	400	508,376
Redding, 5.625%, 10/15/19	650	848,705
Stamford, 4.00%, 7/1/25	370	427,968
Wilton, 5.25%, 7/15/18	535	668,365
Wilton, 5.25%, 7/15/19	535	682,104

		$21,177,912

Hospital — 6.1%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,762,500
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,108,490
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,126,790
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,110,470
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,196,510

		$7,304,760

Industrial Development Revenue — 3.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,517,280

		$4,517,280

Insured-Education — 15.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,653,189
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,792,448
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,110,157
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,852,200
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	566,520
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,455,867
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,136,610

		$18,566,991

Insured-Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,882,220
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,168,332

		$5,050,552

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.8%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$2,000	$2,142,760

		$2,142,760

Insured-General Obligations — 4.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,683,795
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,267,260
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,152,810
Hartford, (AGM), 5.00%, 4/1/31	625	719,394

		$4,823,259

Insured-Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,091,680

		$1,091,680

Insured-Housing — 0.5%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$638,579

		$638,579

Insured-Industrial Development Revenue — 1.2%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,485	$1,475,956

		$1,475,956

Insured-Lease Revenue/Certificates of Participation — 2.5%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$3,009,945

		$3,009,945

Insured-Transportation — 5.4%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$515,410
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	3,900	4,364,841
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,552,652

		$6,432,903

Insured-Water and Sewer — 6.9%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,300	$1,301,274
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	1,059,350
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,503,901
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,352,892

		$8,217,417

Lease Revenue/Certificates of Participation — 2.2%
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,625,812

		$2,625,812

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$16,465	$465,630

		$465,630

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,050,930

		$1,050,930

Solid Waste — 2.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,754,703

		$2,754,703

Special Tax Revenue — 3.5%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 12/1/31	$1,000	$1,094,380
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	151,729
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	168,555
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	529,135
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,790,389
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	432,328

		$4,166,516

Total Tax-Exempt Investments — 103.6% (identified cost $112,260,721)		$124,173,885

Other Assets, Less Liabilities — (3.6)%		$(4,262,479)

Net Assets — 100.0%		$119,911,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 16.5% of the Fund’s net assets at October 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 41.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 21.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,930,230.

4

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	46 U.S. 30-Year Treasury Bond	Short	$(6,827,174)	$(6,868,375)	$(41,201)

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $41,201.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,768,884

Gross unrealized appreciation	$12,535,419
Gross unrealized depreciation	(355,418)

Net unrealized appreciation	$12,180,001

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$124,173,885	$—	$124,173,885
Total Investments	$—	$124,173,885	$—	$124,173,885

Liability Description
Futures Contracts	$(41,201)	$—	$—	$(41,201)
Total	$(41,201)	$—	$—	$(41,201)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,461,240

		$2,461,240

Education — 11.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,156,910
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,681,455
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,144,540
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	320,863
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	210	239,597
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	792,022
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,121,080
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,609,063
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,657,343
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,747,309
University of Minnesota, 5.00%, 12/1/36	500	582,015
University of Minnesota, 5.125%, 4/1/34	1,000	1,150,100
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,146,170

		$14,348,467

Electric Utilities — 6.8%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,422,518
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	419,850
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	540,305
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	802,358
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,112,300
Northern Municipal Power Agency, 5.00%, 1/1/19	750	904,290
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	45	45,117
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,114,430

		$8,361,168

Escrowed/Prerefunded — 2.8%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,374,520
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,080,920

		$3,455,440

General Obligations — 23.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,303,740
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,125,910
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,326,860

1

Security	Principal Amount (000’s omitted)	Value
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	$500	$557,595
Duluth, 5.00%, 2/1/34	2,000	2,253,100
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,269,620
Hennepin County, 4.00%, 12/1/20	1,885	2,270,614
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,649,805
Minnesota, 5.00%, 6/1/21	1,155	1,384,140
Minnesota, 5.00%, 8/1/22	1,000	1,232,750
Minnesota, 5.00%, 11/1/26	1,000	1,143,810
Minnesota, 5.00%, 10/1/27	2,000	2,461,500
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	576,694
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	576,965
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	576,795
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,740	2,182,639
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,131,230
Washington County, 3.50%, 2/1/28	1,500	1,560,945
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	821,603

		$28,406,315

Hospital — 12.4%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,110,070
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,147,350
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,041,520
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,225,300
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,171,700
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,649,205
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,115,100
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,135,870
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,136,840
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,126,660
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	787,905
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,576,980

		$15,224,500

Housing — 4.5%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$915	$938,278
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	895	919,272
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	645	659,674
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	511,885
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	85	87,735
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	755	798,231
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,651,535

		$5,566,610

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,002,840

		$1,002,840

Insured-Electric Utilities — 9.8%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,156,380
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,232,823
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	337,834
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,170,280

2

Security	Principal Amount (000’s omitted)	Value
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	$9,000	$6,003,990
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,090,650

		$11,991,957

Insured-Escrowed/Prerefunded — 1.0%
Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station Facility), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,285,278

		$1,285,278

Insured-General Obligations — 3.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,406,292
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,063,008
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	776,628
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,146,900

		$4,392,828

Insured-Hospital — 4.8%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$827,423
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	2,019,654
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,159,140
Plymouth, (WestHealth), (AGM), 6.25%, 6/1/16	370	371,587
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	557,440

		$5,935,244

Insured-Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,169,460
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	305,631

		$2,475,091

Insured-Transportation — 2.0%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,075,540
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,363,013

		$2,438,553

Lease Revenue/Certificates of Participation — 1.0%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$621,771
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	640,282

		$1,262,053

Special Tax Revenue — 4.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$303,458
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,492
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,289,420
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,269,800
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	592,230

		$5,786,400

Student Loan — 0.9%
Minnesota Office of Higher Education, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,128,800

		$1,128,800

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.9%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,129,100

		$1,129,100

Total Tax-Exempt Investments — 94.8% (identified cost $105,488,332)		$116,651,884

Other Assets, Less Liabilities — 5.2%		$6,364,101

Net Assets — 100.0%		$123,015,985

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 24.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.6% of total investments.

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/12	47 U.S. 30-Year Treasury Bond	Short	$(7,037,797)	$(7,017,688)	$20,109

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $20,109.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,294,462

Gross unrealized appreciation	$11,357,422
Gross unrealized depreciation	—

Net unrealized appreciation	$11,357,422

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$116,651,884	$—	$116,651,884
Total Investments	$—	$116,651,884	$—	$116,651,884
Futures Contracts	$20,109	$—	$—	$20,109
Total	$20,109	$116,651,884	$—	$116,671,993

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.4%

Security	Principal Amount (000’s omitted)	Value
Education — 15.4%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$799,515
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	794,865
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	701,554
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	11,294,437
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,834,903
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	931,867
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,234,952
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,659,951
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,594,585

		$32,846,629

Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$4,000	$4,128,200
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,517,055

		$5,645,255

General Obligations — 4.7%
Green Brook Township Board of Education, Somerset County, 4.00%, 5/15/28	$1,040	$1,205,610
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/22	2,000	2,324,020
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	4,960	5,691,650
Pascack Valley Regional High School District, 3.00%, 8/15/17(2)	90	98,740
Pascack Valley Regional High School District, 3.00%, 8/15/18(2)	90	99,706
Pascack Valley Regional High School District, 3.00%, 8/15/19(2)	135	149,707
Pascack Valley Regional High School District, 3.00%, 8/15/20(2)	150	165,814
Pascack Valley Regional High School District, 3.00%, 8/15/21(2)	115	126,394
Pascack Valley Regional High School District, 3.00%, 8/15/22(2)	135	147,941

		$10,009,582

Health Care-Miscellaneous — 0.4%
New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$745	$747,071

		$747,071

Hospital — 12.0%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,754,587
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,830	1,894,087
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,765,126
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,412,762
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,251,848
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,261,019

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	$3,730	$3,867,935
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,447,120

		$25,654,484

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,869,738
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,840	2,978,848

		$5,848,586

Industrial Development Revenue — 4.4%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,549,962
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	1,949,606
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,903,752

		$9,403,320

Insured-Education — 1.0%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,220,011

		$2,220,011

Insured-Escrowed/Prerefunded — 4.7%
North Hudson Sewerage Authority, (NPFG), Escrowed to Maturity, 0.00%, 8/1/25	$13,840	$10,079,810

		$10,079,810

Insured-Gas Utilities — 3.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,985	$6,339,671

		$6,339,671

Insured-General Obligations — 9.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,119,451
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	2,200	780,736
Irvington Township, (AGM), 0.00%, 7/15/22	4,805	3,553,538
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,566,608
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	10,026,412

		$21,046,745

Insured-Hospital — 1.5%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,106,652

		$3,106,652

Insured-Industrial Development Revenue — 2.9%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,149,123

		$6,149,123

Insured-Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,296,360
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,154,640

		$3,451,000

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 8.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24(3)	$7,870	$5,552,521
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,489,940
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	7,083,435
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	3,273,662
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,045	172,026
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,120	502,819

		$19,074,403

Insured-Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$5,235,025

		$5,235,025

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$992,324

		$992,324

Lease Revenue/Certificates of Participation — 5.3%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$783,360
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	907,688
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,117,130
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,399,690
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	5,043,764

		$11,251,632

Other Revenue — 3.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$1,229,280
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	988,669
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,762,883
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,440	1,260,158

		$7,240,990

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,446,588
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,390,337
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(4)	3,390	1,695,305
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,952,802

		$7,485,032

Special Tax Revenue — 1.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$317,082
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	546,079
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,533,876

		$2,397,037

Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.368%, 6/1/36(1)(5)(6)	$9,000	$8,781,210

		$8,781,210

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.4%
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$230	$227,969
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	230	251,797
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	460	496,133
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,752,244
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,218,690
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,913,600
New Jersey Turnpike Authority, 5.00%, 1/1/35	1,465	1,697,598
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,509,080
Port Authority of New York and New Jersey, 6.125%, 6/1/94	7,400	9,248,594

		$22,315,705

Water and Sewer — 2.1%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,530	$4,535,436

		$4,535,436

Total Tax-Exempt Investments — 108.4% (identified cost $208,152,456)		$231,856,733

Other Assets, Less Liabilities — (8.4)%		$(17,963,751)

Net Assets — 100.0%		$213,892,982

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Defaulted bond.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,581,210.

4

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/12	100 U.S. 10-Year Treasury Note	Short	$(13,272,473)	$(13,303,125)	$(30,652)
12/12	255 U.S. 30-Year Treasury Bond	Short	(38,183,792)	(38,074,688)	109,104

					$78,452

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is interest rate risk was $109,104 and $30,652, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,182,255

Gross unrealized appreciation	$26,761,203
Gross unrealized depreciation	(3,106,725)

Net unrealized appreciation	$23,654,478

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$231,856,733	$—	$231,856,733
Total Investments	$—	$231,856,733	$—	$231,856,733
Futures Contracts	$109,104	$—	$—	$109,104
Total	$109,104	$231,856,733	$—	$231,965,837

Liability Description
Futures Contracts	$(30,652)	$—	$—	$(30,652)
Total	$(30,652)	$—	$—	$(30,652)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,100	$698,467
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	1,000	638,030

		$1,336,497

Education — 13.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,230,604
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,140,320
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,697,445
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,123,400
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,314,730
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,326,550
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	1,200	1,349,136
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	4,104,570
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,083,620
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,334,020
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,820,010
University of Pittsburgh, 5.25%, 9/15/30	2,500	3,015,125
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,608,085
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,795,750

		$32,943,365

Electric Utilities — 0.9%
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,276,932

		$2,276,932

General Obligations — 4.0%
Chester County, 5.00%, 7/15/27	$1,000	$1,182,540
Chester County, 5.00%, 7/15/28	410	483,296
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,071,750
Montgomery County, 4.375%, 12/1/31	2,000	2,223,080

		$9,960,666

Hospital — 16.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,397,350
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,833,536
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,846,375

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,097,920
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,136,570
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,061,308
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,960,111
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,616,925
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,078,840
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,043,380
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,602,000
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,829,123
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,671,300

		$42,174,738

Housing — 3.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,440	$1,508,515
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,080,640
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,770	2,855,704
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,570	2,572,750

		$8,017,609

Industrial Development Revenue — 1.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,354,596
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,173,060
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,583,355

		$4,111,011

Insured-Education — 5.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,300,630
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,490	2,684,245
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,849,100
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,514,741
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	3,122,763
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	999,373

		$14,470,852

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,579,209
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	355	380,734

		$1,959,943

Insured-Escrowed/Prerefunded — 9.8%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,654,337
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,258,225
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,298,634
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,223,769

Security	Principal Amount (000’s omitted)	Value
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	$3,625	$2,946,037
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,664,554
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,028,600
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,698,000

		$24,772,156

Insured-General Obligations — 17.7%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,493,398
Bethlehem Area School District, (AGM), 5.25%, 1/15/25(3)	1,885	2,176,930
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,079,637
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,503,760
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,585,012
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,497,929
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,418,659
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,608,557
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,199,100
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	3,158,920
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	770,800
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,304,160
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	800,388
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,421,434
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	715,462
Norwin School District, (AGM), 3.25%, 4/1/33	2,400	2,373,432
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,746,945
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,171,120
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	9,500	12,543,705

		$44,569,348

Insured-Hospital — 5.9%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (NPFG), 6.00%, 7/1/24	$2,000	$2,643,700
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,355,680
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,499,992
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,459,419

		$14,958,791

Insured-Lease Revenue/Certificates of Participation — 0.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,124,690

		$1,124,690

Insured-Special Tax Revenue — 1.3%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,346,820
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,410	455,089
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,820	454,471

		$3,256,380

Insured-Transportation — 6.8%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,164,402
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	2,180	2,435,191

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(4)	$6,000	$6,715,140
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,783,965

		$17,098,698

Insured-Utilities — 1.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,970,156

		$2,970,156

Insured-Water and Sewer — 1.7%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,607,925
Philadelphia, Water and Wastewater Revenue, (AGM), 5.00%, 8/1/35	750	847,748
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,905,650

		$4,361,323

Nursing Home — 1.2%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,345	$2,347,110
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	970	753,040

		$3,100,150

Other Revenue — 1.7%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,171,475
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,046,930

		$4,218,405

Senior Living/Life Care — 1.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$2,500	$1,318,825
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	629,220
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,342,952

		$3,290,997

Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,659,300
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	760	800,409
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	959,413

		$3,419,122

Transportation — 7.1%
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$270	$267,616
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	270	295,588
New Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	540	582,417
New Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,752,244
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,064,190
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,975	2,159,465
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,921,200
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,070,907
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,986,720
New Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	910,168

		$18,010,515

Water and Sewer — 2.2%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,590,680
New Philadelphia, Water and Wastewater Revenue, 5.00%, 11/1/28(5)	1,000	1,189,290

Security	Principal Amount (000’s omitted)	Value
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$1,250	$1,411,963
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,392,919

		$5,584,852

Total Tax-Exempt Investments — 106.2% (identified cost $238,322,443)		$267,987,196

Other Assets, Less Liabilities — (6.2)%		$(15,651,106)

Net Assets — 100.0%		$252,336,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 48.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.1% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,715,140.

(5)	When-issued security.

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/12	550 U.S. 30-Year Treasury Bond	Short	$(82,357,197)	$(82,121,875)	$235,322

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $235,322.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,076,753

Gross unrealized appreciation	$31,836,935
Gross unrealized depreciation	(2,276,492)

Net unrealized appreciation	$29,560,443

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$267,987,196	$–	$267,987,196
Total Investments	$–	$267,987,196	$–	$267,987,196
Futures Contracts	$235,322	$–	$–	$235,322
Total	$235,322	$267,987,196	$–	$268,222,518

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Municipal Opportunities Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$248,600
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	603,940

		$852,540

Education — 7.1%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$65	$73,634
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	110	131,563
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	168,165
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	325	394,095
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	35	41,096
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	80	88,375
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	226,107
University of Cincinnati, OH, 4.00%, 6/1/25	95	105,730
University of Cincinnati, OH, 4.00%, 6/1/26	40	44,197
University of Minnesota, 5.00%, 12/1/26	200	247,286

		$1,520,248

Electric Utilities — 5.9%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), 5.25%, 2/15/28	$250	$294,962
Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/30	235	259,419
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	423,363
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	281,908

		$1,259,652

General Obligations — 23.8%
Banks School District No. 13, Washington County, OR, 3.00%, 6/15/22	$240	$265,538
Conroe, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/27(2)	25	25,824
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	175	197,195
Ferndale, MI, Public Schools, 4.00%, 5/1/23	340	372,072
Georgia, 4.50%, 7/1/28	250	293,522
Howell, MI, Public Schools, 4.50%, 5/1/29	495	555,766
Massachusetts, 0.85%, 11/1/25(3)	500	463,555
Mendon, MI, Community Schools, 3.00%, 5/1/22	495	527,249
Minnesota, 5.00%, 8/1/20	220	279,024
New York, NY, 4.00%, 10/1/29	10	11,046
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17(2)	10	10,971
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18(2)	10	11,079
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/19(2)	15	16,634
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/20(2)	15	16,581
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/21(2)	10	10,991
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/22(2)	15	16,438
Phoenix, AZ, 4.00%, 7/1/27	250	281,790
Texas, 5.00%, 8/1/38	35	41,186

1

Security	Principal Amount (000’s omitted)	Value
Texas, 5.00%, 8/1/41	$150	$175,814
Toppenish School District No. 202, Yakima County, WA, 3.00%, 12/1/21(2)	370	411,081
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	430,353
Utah, 5.00%, 7/1/25	350	434,735
Virginia Beach, VA, 4.00%, 4/1/27	240	271,822

		$5,120,266

Hospital — 10.3%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$245,484
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38(1)	345	411,140
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	233,882
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	348,532
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	296,021
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	303,853
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	207,824
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	150	162,342

		$2,209,078

Industrial Development Revenue — 3.6%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$250	$286,590
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	250	272,695
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	175	208,939

		$768,224

Insured-General Obligations — 1.5%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$45	$53,228
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	276,210

		$329,438

Insured-Special Tax Revenue — 1.6%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$352,165

		$352,165

Insured-Transportation — 0.3%
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	$70	$75,368

		$75,368

Insured-Water and Sewer — 0.9%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$189,490

		$189,490

Senior Living/Life Care — 0.8%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$168,558

		$168,558

Special Tax Revenue — 9.1%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$500	$607,545
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	300	346,140
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	295	358,820

2

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	$160	$87,451
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	85	42,451
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	313,727
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37	170	196,410

		$1,952,544

Student Loan — 3.0%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$217,576
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	438,757

		$656,333

Transportation — 18.8%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	$150	$162,720
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	95	102,831
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	296,445
Hawaii, Airports System Revenue, 5.25%, 7/1/29	250	291,142
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	298,390
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42	500	558,645
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	279,003
New Jersey Turnpike Authority, 5.00%, 1/1/35	125	144,846
New York Thruway Authority, 5.00%, 1/1/37	50	57,078
New York Thruway Authority, 5.00%, 1/1/42	55	62,552
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	250	273,350
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	291,537
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	224,322
Port Authority of New York and New Jersey, 4.00%, 12/1/23	250	288,035
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	230	248,982
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	461,968

		$4,041,846

Water and Sewer — 4.7%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$487,396
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	294,143
Post Falls, ID, Water Revenue, 3.50%, 3/1/22	195	222,103

		$1,003,642

Total Tax-Exempt Municipal Securities — 95.4% (identified cost $19,228,913)		$20,499,392

Taxable Municipal Securities — 1.5%(4)

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.5%
California, 7.95%, 3/1/36	$220	$263,958

3

Security	Principal Amount (000’s omitted)	Value
Howard County, MD, 5.55%, 2/15/30	$50	$61,806

Total Taxable Municipal Securities — 1.5% (identified cost $317,063)		$325,764

Total Investments — 96.9% (identified cost $19,545,976)		$20,825,156

Other Assets, Less Liabilities — 3.1%		$660,414

Net Assets — 100.0%		$21,485,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.1%
California	11.5%
Massachusetts	10.6%
Others, representing less than 10% individually	61.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 4.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 1.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(4)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,541,844

Gross unrealized appreciation	$1,284,487
Gross unrealized depreciation	(1,175)

Net unrealized appreciation	$1,283,312

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$20,499,392	$—	$20,499,392
Taxable Municipal Securities	—	325,764	—	325,764
Total Investments	$—	$20,825,156	$—	$20,825,156

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	December 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 26, 2012